CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common stock shares issued	179,720,918	174,459,956	171,613,049
Common stock, shares outstanding (in shares)	179,720,918	174,459,956	171,613,049
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	27,000,000	27,000,000	27,000,000
Common stock shares issued	26,426,937	26,426,937	26,426,937
Common stock, shares outstanding (in shares)	26,426,937	26,426,937	26,426,937	0